10. EQUITY METHOD INVESTMENTS (Details 1) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Additions	$ 0
White Hawk [Member]
Beginning balance
Additions		3,734,986
Sale of Equity investments		(1,867,493)
Share of net income at 50%		70,488
Ending balance		$ 1,937,981